Income Taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Continuing Operations	(10.20%)	(28.30%)	(9.50%)	(15.50%)